Related Party Transactions (Details) - Schedule of Consolidated Balance Sheet and Maximum Exposure to Loss Result of Providing Guarantee - Nanjing Baishi Cloud [Member]	Jun. 30, 2023 USD ($)
Related Party Transactions (Details) - Schedule of Consolidated Balance Sheet and Maximum Exposure to Loss Result of Providing Guarantee [Line Items]
Carrying Amount
Maximum exposure to loss	$ 6,343,690